DEBT - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt discount	$ (12,184)	$ 0
Unamortized debt issuance costs	(3,389)	(2,339)
Net carrying amount	136,523	166,616
Less: Current portion of long-term debt	(771)	(29,479)
Total long-term portion	135,752	137,137
Note Payable | Note Payable
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	771	830
Line of Credit | Term Loans | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	151,325	0
Line of Credit | 2022 Term Loan | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	0	153,125
Line of Credit | 2022 Revolving Credit Facility | Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 0	$ 15,000